Lease Liabilities and Right-of-Use Assets	6 Months Ended
Dec. 31, 2025
Lease Liabilities and Right-of-Use Assets [Abstract]
Lease liabilities and right-of-use assets

11. Lease liabilities and right-of-use assets

The Company’s leases include rental of a solar power system and plant space.

Lease liabilities are secured by the related leased assets.

Solar power system lease

The solar power system lease has a term commencing on October 31, 2015 through October 31, 2035.

Land lease

The Company leases land in Cootamundra, Australia, where the oilseed processing plant and ancillary buildings accommodating the equipment and facilities are located. The Cootamundra land lease has a term commencing on January 1, 2023 through March 31, 2026. Balances of the right-of use assets and lease liabilities are set forth on the accompanying statement of financial position.

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of December 31, 2025 and June 30, 2025:

Right-of-use assets	Unaudited December 31, 2025	Audited June 30, 2025
At cost	$1,347,718	$1,347,718
Less accumulated amortization	(499,354)	(499,354)
Total	$848,364	$848,364

	Unaudited December 31, 2025	Audited June 30, 2025
Lease liabilities
Within 1 year (Current)	$89,109	$89,109
After 1 year but within 2 years	80,750	80,750
After 2 years but within 5 years	224,930	224,930
After 5 years	407,555	407,555
Non-current	713,235	713,235
Total	$802,344	$802,344